Subsequent Event (Detail Textuals 3) - USD ($)	1 Months Ended
	Mar. 17, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
GTD | Private placement
Subsequent Event [Line Items]
Number of shares issued	25,066,878.20
Subsequent Event | Subscription Agreement | GTD | Convertible promissory note
Subsequent Event [Line Items]
Stated principal amount	$ 10,000,000
Subsequent Event | Subscription Agreement | GTD | Convertible promissory note Two
Subsequent Event [Line Items]
Stated principal amount	$ 4,933,121.80
Interest rate	0.56%
Beneficial conversion rate	19.90%
Conversion rate	$ 1.82
Subsequent Event | Subscription Agreement | GTD | Private placement
Subsequent Event [Line Items]
Total amount	$ 40,000,000
Number of shares issued	13,773,010
Common stock, par value (in dollars per share)	$ 0.001
Price per share	$ 1.82
Purchase price partly received	$ 25,066,878.20
Subsequent Event | Subscription Agreement | GTD | Private placement | On or prior to March 31, 2018
Subsequent Event [Line Items]
Payment of purchase price	30,000,000
Subsequent Event | Subscription Agreement | GTD | Private placement | On or prior to April 30, 2018
Subsequent Event [Line Items]
Payment of purchase price	$ 10,000,000